Collaborations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / IntegratedSystem	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Feb. 29, 2016 USD ($)	Sep. 30, 2015 USD ($)
DexCom Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Reimbursement of development costs				$ 1.0
Additional research and development expense upon FDA approval			$ 1.0
Additional payment upon achievement of milestones						$ 1.0
Commit for incremental marketing activities | $ / IntegratedSystem	100
Marketing fund commitment amount	$ 0.7	$ 0.4
Marketing funds commitment utilized	0.4	0.0
Marketing fund liability amount	0.7	0.4
JDRF Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development offset cumulative amount		0.5
Aggregate amount of milestone payment achievements		$ 0.7
JDRF Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development offset cumulative amount	$ 3.0
JDRF Termination Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Repayment of milestone payments received					$ 0.7